Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories.
Schedule of Inventory

	2020	2019
	US$'000	US$'000
Finished goods	100,711	158,056
Raw materials in progress and industrial supplies	99,259	140,689
Other inventories	46,274	54,564
Advances to suppliers	305	812
Total	246,549	354,121